Other Information by Nature - Summary of Breakdown of Selling, Research & Development and Administrative Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	€ 112,566	€ 96,297	€ 84,538
Personnel
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	46,489	43,731	37,187
Other Costs and Incomes
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	56,886	42,675	35,772
Depreciation and Amortization
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	10,124	8,807	7,720
Expected Credit Losses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Expenses	€ (933)	€ 1,084	€ 3,859